INCOME TAX - Net deferred tax assets (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Net deferred tax assets
Total deferred tax assets	$ 2,499,844	$ 2,659,827	$ 2,722,871
Net deferred tax assets on temporary differences not brought to account	(2,499,844)	(2,659,827)	(2,722,871)
Property, plant & equipment
Net deferred tax assets
Total deferred tax assets	1,381	2,802	3,517
Capital raising costs
Net deferred tax assets
Total deferred tax assets	347,370	320,417	531,646
Intangible assets
Net deferred tax assets
Total deferred tax assets	1,949,601	2,003,505	1,978,065
Provisions
Net deferred tax assets
Total deferred tax assets	$ 201,492	$ 333,103	$ 209,643